Note 4. LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 4. LOANS PAYABLE

At December 31, 2011 and 2010, the Company was obligated for the following loans:

	2011	2010

4.90% Loan payable due in 60 equal monthly installments of $1,068 through December 2016; secured by vehicle	$56,602	$-

4.90% Loan payable due in 60 equal monthly installments of $1,031 through December 2016; secured by vehicle	54,631	-

10.99% Loan payable due in 60 equal monthly installments of $1,081 through March 2014; secured by vehicle	-	35,290

10.99% Loan payable due in 60 equal monthly installments of $1,000 through March 2014; secured by vehicle	-	32,654

10.50% Term loan payable due in 61 equal monthly installments of $623 through October 2011	-	2,970

8.00% Loan payable due in 144 equal monthly installments of $383 through October 2020; secured by motor home	30,662	33,087
	141,895	104,001
Less current portion	(22,136)	(23,392)
	$119,759	$80,609

Future minimum maturities of long term debt are as follows:

Year	Amount
2010	$ 22,317
2011	23,732
2012	25,005
2013	26,351
2014	27,752
Thereafter	16,738
$ 141,895